Earnings per share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Schedule of Earnings per Share

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	70.9	49.2	105.4	90.4
Weighted average Ordinary Shares and shares issuable solely after the passage of time in millions	163.0	173.7	163.1	174.1
Basic earnings per share	€0.43	€0.28	€0.65	€0.52

Schedule of Diluted Earnings per Share

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	70.9	49.2	105.4	90.4
Weighted average Ordinary Shares, shares issuable solely after the passage of time and potential ordinary shares in millions	163.1	173.7	163.2	174.2
Diluted earnings per share	€0.43	€0.28	€0.65	€0.52